Long-Term Loans from Banks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt	$ 5,017
Less - current maturities	2,354	$ 5,101
Long-term loans from banks	2,685	5,015
Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Long-term Debt	5,017	10,116
Less - current maturities	2,332	5,101
Long-term loans from banks	$ 2,685	$ 5,015
Long-term Loans from Banks [Member] | In, or linked to Dollars [Member]
Debt Instrument [Line Items]
Interest Rate	3.71%	3.71%
Long-term Debt	$ 5,017	$ 9,871
Long-term Loans from Banks [Member] | In, or linked to Dollars [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate		10.00%
In other currencies [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate
Long-term Debt		$ 245
In other currencies [Member] | Long-term Loans from Banks [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate		17.00%
In other currencies [Member] | Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Long-term Debt